Advances to Suppliers	12 Months Ended
Jun. 30, 2024
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS
5.	ADVANCES TO SUPPLIERS

	As of June 30,
	2024	2023
Advances to suppliers	$12,697,192	$8,864,972
Less: allowance for credit losses	-	-
Advances to suppliers, net	$12,697,192	$8,864,972

The Company did not make any allowance for credit loss for the advances to suppliers as of June 30, 2024.